Fair Value Measurements - Narrative (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 09, 2017	Feb. 24, 2018	Feb. 25, 2017	Feb. 27, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Goodwill impairment	$ 142,300,000	$ 142,300,000	$ 0	$ 0
Asset impairment charges, excluding goodwill impairment		100,900,000	46,600,000	40,200,000
Fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total debt amount		10,603,400,000	11,882,800,000
Carrying value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total debt amount		11,340,500,000	11,812,100,000
Contingent consideration
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Estimated fair value of CVR obligation		$ 60,000,000	$ 281,000,000	$ 269,900,000